COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Stock-Based Compensation Expense Recognized In Company'S Consolidated Statement of Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Stock-based compensation expense recognized	$ 2,289	$ 1,698	$ 2,981
Cost of net sales [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Stock-based compensation expense recognized	60	7	107
Selling, general and administrative [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Stock-based compensation expense recognized	2,185	1,597	2,398
Research and development [Member]
COMMON STOCK AND STOCK INCENTIVE PLANS [Line Items]
Stock-based compensation expense recognized	$ 44	$ 94	$ 476